Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $14,873,840.
Narrative - Max Aggregate Offering Price	$ 14,873,840